CALVERT VP SRI MID CAP PORTFOLIO
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2019 (Unaudited)

	SHARES	VALUE ($)
COMMON STOCKS - 98.4%
Aerospace & Defense - 2.4%
CAE, Inc.	14,100	358,234
Hexcel Corp.	6,085	499,761
		857,995

Auto Components - 1.6%
Aptiv plc	6,600	576,972

Banks - 0.7%
First Republic Bank	2,547	246,295

Building Products - 2.2%
Fortune Brands Home & Security, Inc.	7,600	415,720
Trex Co., Inc. (1)(2)	4,200	381,906
		797,626

Capital Markets - 4.6%
Cboe Global Markets, Inc.	4,700	540,077
Northern Trust Corp.	5,500	513,260
SEI Investments Co.	6,800	402,934
Tradeweb Markets, Inc., Class A	5,022	185,714
		1,641,985

Chemicals - 1.8%
Sherwin-Williams Co. (The)	1,165	640,599

Commercial Services & Supplies - 2.1%
Republic Services, Inc.	5,150	445,732
Tetra Tech, Inc.	3,500	303,660
		749,392

Consumer Finance - 1.4%
Discover Financial Services	6,300	510,867

Containers & Packaging - 1.1%
Ball Corp.	5,202	378,758

Diversified Consumer Services - 3.9%
Bright Horizons Family Solutions, Inc. (1)	2,467	376,217
Grand Canyon Education, Inc. (1)	4,950	486,090
ServiceMaster Global Holdings, Inc. (1)	9,584	535,746
		1,398,053

Electric Utilities - 2.2%
Xcel Energy, Inc.	12,300	798,147

Electrical Equipment - 1.5%
AMETEK, Inc.	5,761	528,975

Electronic Equipment, Instruments & Components - 1.4%
CDW Corp.	3,970	489,263

Energy Equipment & Services - 0.9%
TechnipFMC plc	13,974	337,332

Equity Real Estate Investment Trusts (REITs) - 10.8%
AvalonBay Communities, Inc.	3,726	802,320
Equity Residential	4,602	396,969
Extra Space Storage, Inc.	6,232	728,022
Lamar Advertising Co., Class A	6,100	499,773
Mid-America Apartment Communities, Inc.	5,380	699,454
National Retail Properties, Inc.	12,876	726,206
		3,852,744

Food & Staples Retailing - 1.2%
BJ's Wholesale Club Holdings, Inc. (1)	10,000	258,700
Performance Food Group Co. (1)	3,900	179,439
		438,139

Food Products - 2.3%
Conagra Brands, Inc.	18,700	573,716
Nomad Foods Ltd. (1)	12,700	260,350
		834,066

Health Care Equipment & Supplies - 3.2%
Cooper Cos., Inc. (The)	1,380	409,860
Haemonetics Corp. (1)	1,850	233,359
Teleflex, Inc.	1,481	503,170
		1,146,389

Health Care Providers & Services - 3.6%
Amedisys, Inc. (1)	2,670	349,797
Centene Corp. (1)	13,200	571,032
Chemed Corp.	900	375,813
		1,296,642

Household Products - 1.5%
Clorox Co. (The)	3,520	534,582

Independent Power and Renewable Electricity Producers - 1.4%
NextEra Energy Partners LP	9,500	501,980

Insurance - 7.5%
Alleghany Corp. (1)	606	483,443
Allstate Corp. (The)	3,800	412,984
American Financial Group, Inc.	3,617	390,093
Assurant, Inc.	4,450	559,899
First American Financial Corp.	8,125	479,456
RLI Corp.	3,900	362,349
		2,688,224

Interactive Media & Services - 1.1%
IAC/InterActiveCorp (1)	1,755	382,537

IT Services - 9.0%
Amdocs Ltd.	3,462	228,873
Black Knight, Inc. (1)	12,300	751,038
Cognizant Technology Solutions Corp., Class A	13,260	799,114
CSG Systems International, Inc.	8,900	459,952
Fidelity National Information Services, Inc.	5,230	694,335
GoDaddy, Inc., Class A (1)	4,500	296,910
		3,230,222

Life Sciences Tools & Services - 1.8%
Agilent Technologies, Inc.	8,500	651,355

Machinery - 2.3%
Fortive Corp.	6,496	445,366
Xylem, Inc.	4,600	366,252
		811,618

Metals & Mining - 1.9%
Steel Dynamics, Inc.	23,400	697,320

Multi-Utilities - 4.7%
CMS Energy Corp.	13,018	832,501
Sempra Energy	5,864	865,585
		1,698,086

Pharmaceuticals - 1.1%
Jazz Pharmaceuticals plc (1)	3,160	404,922

Professional Services - 2.9%
IHS Markit Ltd. (1)	8,000	535,040
Verisk Analytics, Inc.	3,270	517,118
		1,052,158

Semiconductors & Semiconductor Equipment - 3.7%
Analog Devices, Inc.	3,200	357,536
NXP Semiconductors NV	4,150	452,848
Skyworks Solutions, Inc.	6,537	518,057
		1,328,441

Software - 4.8%
ACI Worldwide, Inc. (1)	11,900	372,767
ANSYS, Inc. (1)	2,575	570,002
CDK Global, Inc.	10,100	485,709
RealPage, Inc. (1)	4,400	276,584
		1,705,062

Specialty Retail - 3.3%
Best Buy Co., Inc.	7,800	538,122
National Vision Holdings, Inc. (1)	13,200	317,724
Tiffany & Co. (2)	3,400	314,942
		1,170,788

Textiles, Apparel & Luxury Goods - 2.5%
Columbia Sportswear Co.	4,000	387,560
Gildan Activewear, Inc.	14,450	512,975
		900,535

Total Common Stocks (Cost $29,923,771)		35,278,069

TOTAL INVESTMENTS (Cost $29,923,771) - 98.4%		35,278,069
Other assets and liabilities, net - 1.6%		564,751
NET ASSETS - 100.0%		35,842,820

NOTES TO SCHEDULE OF INVESTMENTS
(1) Non-income producing security.
(2) All or a portion of this security was on loan at September 30, 2019. The aggregate market value of securities on loan at September 30, 2019 was $689,880 and the total market value of the collateral received by the Fund was $697,059, comprised of U.S. government and/or agencies securities.

U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following table summarizes the market value of the Fund's holdings as of September 30, 2019, based on the inputs used to value them:

Assets	Level 1		Level 2	Level 3	Total
Common Stocks	$35,278,069	(1)	$—	$—	$35,278,069
Total Investments	$35,278,069		$—	$—	$35,278,069

(1) The level classification by major category of investments is the same as the category presentation in the Schedule of Investments.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.